CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $)	9 Months Ended		26 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Statement of Cash Flows [Abstract]
Net loss	$ (3,485,101)	$ (1,496,798)	$ (6,584,737)
Depreciation	3,360	1,077	5,557
Amortization of debt discounts	153,951	47,306	206,173
Amortization of financing costs	49,500		49,500
Non cash interest	109,115		236,902
Stock based compensation	937,629	53,351	1,511,088
Loss on settlement of debt	829,530		829,530
Loss on debt modification			88,849
Loss from change in fair value of derivative liabilities	387,185	23,191	297,944
Prepaid expenses		9,716
Advances from stockholders/officers	(5,000)	(42,000)
Accounts payable and accrued expenses	255,499	290,508	1,332,104
Net cash used in operating activities	(764,332)	(1,113,649)	(2,027,090)
Net cash acquired from reverse merger			223,586
Purchase of property and equipment		(13,441)	(13,441)
Payment of long term deposit			(9,330)
Net cash (used in) provided by investing activities		(13,441)	200,815
Proceeds from issuance of subsidiary's common stock			75
Proceeds from sale of common stock	85,000	859,000	1,089,200
Proceeds from exercise of warrants	230,000		230,000
Proceeds from issuance of notes payable	301,500		301,500
Proceeds from issuance of convertible notes payable	210,000	77,500	320,000
Repayments of convertible notes payable	(110,000)		(110,000)
Net cash provided by financing activities	716,500	936,500	1,830,775
Net increase (decrease) in cash	(47,832)	(190,590)	4,500
Cash, beginning of period	52,332	195,184
Cash, end of period	4,500	4,594	4,500
Interest paid	98,778		98,778
Income taxes paid
Non cash investing and financing activities:
Accrued warrants to be issued referring brokers in connection with PPM subscription at $0.10 per share			29,400
Shares forfeited and cancelled by some Clean Wind Energy's stockholders acquired in connection with the merger upon resignation			12,060
Notes payable issued in settlement of accounts payable	$ 268,270		$ 268,270